Fair Value Measurements (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fund percentage in employer common stock	2.00%	3.00%
Investments at fair value	$ 169,670,509	$ 145,544,671
Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant authorized percentage	10000.00%
Total, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,647,700	8,045,994
Total, Level 1, Level 2, and Level 3 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,219,586	4,594,251
Total, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,176,588	3,284,281
Total, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	251,526	167,462
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,647,700	8,045,994
Quoted Prices in Active Markets for Identical Assets (Level 1) | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,219,586	4,594,251
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,176,588	3,284,281
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	251,526	167,462
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	162,022,809	137,498,677
Fair Value Measured at Net Asset Value Per Share | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 162,022,809	$ 137,498,677